LONG-TERM DEBT AND FINANCING ARRANGEMENTS - Additional Information (Detail)			1 Months Ended					2 Months Ended		12 Months Ended			13 Months Ended
	Jan. 24, 2014 USD ($)	Dec. 24, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Nov. 30, 2012 USD ($)	Jul. 31, 2012 USD ($) deferral_period	Nov. 30, 2010 USD ($) $ / shares shares	Sep. 29, 2012 shares	Aug. 31, 2012 USD ($)	Jan. 03, 2015 USD ($) $ / shares shares	Dec. 28, 2013 USD ($) $ / shares shares	Dec. 29, 2012 USD ($) $ / shares shares	Jun. 30, 2015	Dec. 31, 2018	Sep. 27, 2014 USD ($)	May. 30, 2012 USD ($)	Jan. 01, 2011 USD ($) $ / shares shares	Nov. 03, 2010
Debt Instrument [Line Items]
Principal amount of long-term debt maturing in year one										$ 5,600,000
Principal amount of long-term debt maturing in year two										4,900,000
Principal amount of long-term debt maturing in year three										4,200,000
Principal amount of long-term debt maturing in year four										980,800,000
Principal amount of long-term debt maturing in year five										4,800,000
Principal amount of long-term debt maturing after year five										2,865,200,000
Debt, fair value adjustment										1,700,000
Fair value adjustment and unamortized gain termination of swap										34,100,000
Interest paid										181,500,000	$ 172,600,000	$ 166,900,000
Repayments of Long-term Debt										46,600,000	302,200,000	1,422,300,000
Long-term debt, face amount																$ 320,000,000
Long-term debt, interest rate																	4.25%
Proceeds from debt issuance										0	726,700,000	1,523,500,000
Payments of debt extinguishment costs			$ 45,300,000						$ 91,000,000	0	42,800,000	91,000,000
additional deposit made to trustee for debt repayment										9,000,000	9,000,000
(Gain) loss on debt extinguishment				$ 42,800,000					45,500,000	(100,000)	20,600,000	$ 45,500,000
Amortization of Debt Discount (Premium)										300,000
Unrealized Gain (Loss) on Derivatives				8,100,000					10,500,000
Conversion of convertible securities (in shares) | shares												640,018
Market value of common stock (USD per share) | $ / shares												$ 73.24
Conversion of convertible securities, aggregate effect on common shares (in shares) | shares												754
Long-term debt, including current maturities										3,845,700,000	3,809,300,000
Commercial Paper and Credit Facilities [Abstract]
Commercial paper program, total amount										2,000,000,000
Line of credit borrowing capacity										2,700,000,000
Short-term Debt, Terms													364 day
Short-term credit lines										$ 1,600,000	392,700,000
Commercial Paper Amount Outstanding											$ 368,000,000
Equity Unit Shares Issuable Upon Conversion | shares											6,100,000
Equity Unit Shares Issuable Upon Conversion [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 2.5	$ 2.5
Convertible Preferred Units [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion | shares											6,325,000
Preferred stock dividend rate							4.75%
Interest rate for the first five years of debt							5.902%
Improve the funded status of the U.S pension obligations							$ 150,000,000
Call option, aggregate premium				9,700,000			50,300,000				$ 50,300,000
Convertible preferred stock terms of conversion, percentage											85.00%
Convertible preferred stock terms of conversion, due to fundamental change, percentage											100.00%
Purchase contracts, annual contract adjustment payment										4.00%	0.50%
Present value of the contract adjustment payments							$ 14,900,000			$ 27,300,000	$ 40,200,000
Accretion expense										600,000	900,000
Liabilities for Guarantees on Long-Duration Contracts, Other Liability Adjustments										3,000,000
Unamortized deferred issuance cost of notes											$ 3,300,000
Leverage ratio											6.0
Interest expense recorded										$ 177,200,000	$ 160,100,000	$ 144,000,000
Adjusted strike price (USD per share) | $ / shares										$ 112.86
Stock Exercise Price Per Share Percentage Greater Than Closing Price										40.00%								60.00%
Common Stock, Shares, Issued | shares										176,902,738	176,902,738
Proceeds from Issuance of Subordinated Long-term Debt										$ 345,000,000
Common Stock
Debt Instrument [Line Items]
Conversion price (USD per share) | $ / shares										$ 98.75
Equity Unit Shares Issuable Upon Conversion [Abstract]
Equity Units Conversion Rate Number Of Common Stock Shares | shares										1.0126
Convertible Preferred Units
Debt Instrument [Line Items]
Conversion price (USD per share) | $ / shares							$ 75.00				$ 73.08						$ 75.00
Convertible Preferred Units [Abstract]
Preferred stock dividend rate											4.75%
Convertible preferred stock, liquidation preference | $ / shares											$ 100
Convertible preferred stock, conversion rate (USD per share) | shares							1.3333				1.3684						1.3333
Convertible preferred stock, redemption price as a percent of liquidation preference							100.00%				100.00%
Observation period for price of common stock											20 days
BondHedge
Debt Instrument [Line Items]
Conversion of convertible securities (in shares) | shares												640,772
Maximum
Convertible Preferred Units [Abstract]
Adjusted strike price (USD per share) | $ / shares							$ 97.95			$ 112.91	$ 95.44
Common Stock, Shares, Issued | shares										4.3	4.3
Maximum | Convertible Preferred Units
Convertible Preferred Units [Abstract]
Convertible preferred stock, conversion rate (USD per share) | shares										1.2399	1.2399
Minimum
Convertible Preferred Units [Abstract]
Adjusted strike price (USD per share) | $ / shares							$ 75.00			$ 98.80	$ 73.08
Common Stock, Shares, Issued | shares										3.5	3.5
Minimum | Common Stock
Equity Unit Shares Issuable Upon Conversion [Abstract]
Equity Units Conversion Rate Number Of Common Stock Shares | shares										1.0122	1.0122
Purchase accounting FV adjustments
Debt Instrument [Line Items]
(Gain) loss on debt extinguishment				(11,900,000)					(35,000,000)
Gain (Loss) on Derivative [Domain]
Debt Instrument [Line Items]
(Gain) loss on debt extinguishment											$ (2,200,000)
New Credit Facility
Commercial Paper and Credit Facilities [Abstract]
Line of Credit Facility, Current Borrowing Capacity											1,500,000,000
Committed Credit Facility
Commercial Paper and Credit Facilities [Abstract]
Line of credit borrowing capacity											1,200,000,000
Line of credit facility, commited borrowing capacity										$ 500,000,000
Line of credit, foreign currency sublimit											$ 400,000,000
Line of Credit
Commercial Paper and Credit Facilities [Abstract]
Line of credit borrowing capacity										670,500,000
Line of credit facility, available borrowing capacity										568,200,000
Short-term credit lines										$ 1,600,000
Weighted average interest rates on short-term borrowings										0.20%	0.30%
Letter of Credit [Member]
Commercial Paper and Credit Facilities [Abstract]
Short-term credit lines										$ 102,300,000
Number of stock warrants
Debt Instrument [Line Items]
Antidilutive securities excluded from the computation of EPS (in shares) | shares								4,938,624		0	0	3,419,000
senior notes due 2016 [Member]
Debt Instrument [Line Items]
Repayments of Long-term Debt	$ 342,800,000	$ 351,800,000
Notes payable due 2022
Debt Instrument [Line Items]
Long-term debt, face amount					$ 800,000,000					$ 45,700,000
Long-term debt, interest rate					2.90%					2.90%	2.90%
Proceeds from debt issuance					$ 793,900,000
Unamortized debt discount					700,000
Debt issuance costs					$ 5,400,000
Long-term debt, repurchase price as a percent of principal amount					101.00%
Long-term debt, including current maturities										$ 753,800,000	$ 799,400,000
Notes paybable due 2022
Debt Instrument [Line Items]
Unamortized debt discount										$ 500,000
Notes payable due 2013
Debt Instrument [Line Items]
Long-term debt, face amount									$ 250,000,000
Long-term debt, interest rate									6.15%
Notes payable due 2014
Debt Instrument [Line Items]
Long-term debt, face amount									$ 350,000,000
Long-term debt, interest rate									8.95%
Notes payable due 2014
Debt Instrument [Line Items]
Long-term debt, face amount									$ 300,000,000
Long-term debt, interest rate									4.75%
Notes payable due 2052 (junior subordinated)
Debt Instrument [Line Items]
Long-term debt, interest rate						5.75%				5.75%	5.75%
Proceeds from debt issuance						$ 729,400,000
Debt issuance costs						20,600,000
Junior subordinated notes						$ 750,000,000
Number of consecutive deferral periods | deferral_period						5
Threshold percentage of principal plus accrued interest for redemption						100.00%
Long-term debt, including current maturities										$ 750,000,000	$ 750,000,000
Convertible notes payable due in 2012
Debt Instrument [Line Items]
Conversion rate of convertible notes based on common shares (USD per $1,000 note)												15.6666
Conversion price (USD per share) | $ / shares												$ 63.83
Convertible Preferred Units [Abstract]
Principal amount denominator												$ 1,000,000
Notes payable due 2021
Debt Instrument [Line Items]
Fair value adjustment and unamortized gain termination of swap										$ 8,500,000
Long-term debt, interest rate										3.40%	3.40%
Unamortized debt discount										$ 300,000
Long-term debt, including current maturities										403,900,000	$ 382,200,000
Notes payable due 2021 | Fixed to Floating Interest Rate Swap
Debt Instrument [Line Items]
Long-term debt, face amount										400,000,000
Notes payable due 2021 | Fixedto Floating Interest Rate Swaps Terminated [Member]
Debt Instrument [Line Items]
Fair value adjustment and unamortized gain termination of swap										(12,700,000)
Notes payable due 2016
Debt Instrument [Line Items]
Long-term debt, face amount											$ 300,000,000
Long-term debt, interest rate											5.75%
Notes 5 Point 75 Percent due 2053 [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent										$ 400,000,000
Long-term debt, interest rate										5.75%	5.75%			4.304%
Proceeds from debt issuance				392,000,000
Debt issuance costs				8,000,000
Long-term debt, repurchase price as a percent of principal amount										100.00%
Long-term debt, including current maturities										$ 398,700,000	$ 400,000,000
Notes 5 Point 75 Percent due 2053 [Member] | Fixed to Floating Interest Rate Swap
Debt Instrument [Line Items]
Fair value adjustment and unamortized gain termination of swap															$ 1,300,000
Notes payable due 2028
Debt Instrument [Line Items]
Long-term debt, interest rate										7.05%	7.05%
Long-term debt, including current maturities										$ 166,000,000	$ 147,700,000
Notes payable due 2028 | Fixed to Floating Interest Rate Swap
Debt Instrument [Line Items]
Fair value adjustment and unamortized gain termination of swap										(14,300,000)
Long-term debt, face amount										$ 150,000,000
Notes 5 Point 20 Percent Due 2040 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate										5.20%	5.20%
Unamortized debt discount										$ 200,000
Long-term debt, including current maturities										362,100,000	$ 317,400,000
Notes 5 Point 20 Percent Due 2040 [Member] | Fixed to Floating Interest Rate Swap
Debt Instrument [Line Items]
Long-term debt, face amount										400,000,000
Notes Payable Maturities 2040 [Domain] | Fixed to Floating Interest Rate Swap
Debt Instrument [Line Items]
Fair value adjustment and unamortized gain termination of swap										$ 37,700,000
Notes payable due in 2018 (junior subordinated)
Debt Instrument [Line Items]
Proceeds from debt issuance							$ 613,500,000
Convertible Preferred Units [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion | shares							6,325,000
Preferred stock units, stated amount | $ / shares							$ 100
Conversion premium for convertible notes							10.00%
Principal amount denominator							$ 1,000
Share purchase requirement | shares							1
Notes 2 Point 25 Percent due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate										2.25%	2.25%
Proceeds from debt issuance				$ 334,700,000						$ 334,700,000
Long-term debt, including current maturities										$ 345,000,000	$ 345,000,000
Commercial Paper and Credit Facilities [Abstract]
Equity Unit Shares Issuable Upon Conversion | shares				3,450,000
Equity Unit Shares Issuable Upon Conversion [Abstract]
Common Stock, Par or Stated Value Per Share | $ / shares										$ 100	$ 100
Convertible Preferred Units [Abstract]
Conversion premium for convertible notes											10.00%
Principal amount denominator											$ 1,000
Interest expense recorded										$ 7,800,000	$ 700,000
Notes payable due 2045 (subordinated)
Convertible Preferred Units [Abstract]
Repayments of subordinated debt							$ 312,700,000
Convertible notes payable due in 2018 (subordinated)
Debt Instrument [Line Items]
Long-term debt, face amount																	$ 632,500,000
Long-term debt, interest rate										4.25%	4.25%						4.25%
Proceeds from debt issuance											$ 632,500,000
Long-term debt, including current maturities							$ 632,500,000			$ 632,500,000	$ 632,500,000
Convertible Preferred Units [Abstract]
Convertible Preferred Stock Shares Issuable Upon Conversion | shares										6,100,000.0
Duration of notice for remarketing event											15 days
Settlement period after trigger event											25 days
Business days for remarketing period											5 days
Interest expense recorded										$ 26,900,000
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Long-term debt, including current maturities										$ 33,700,000	$ 35,100,000
Notes Payable, Other Payables [Member] | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate										6.62%	6.62%
Notes Payable, Other Payables [Member] | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate										0.00%	0.00%
Cash and Cash Equivalents [Member]
Debt Instrument [Line Items]
Payments of debt extinguishment costs											$ 51,800,000